HELD FOR SALE (Tables)	6 Months Ended
Jun. 30, 2023
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners [abstract]
Schedule of assets and liabilities classified as held-for-sale
The following is a summary of the assets and liabilities classified as held for sale:

AS AT JUN. 30, 2023 (MILLIONS)	Real Estate	Private Equity and Other	Renewable Power and Transition	Total
Assets
Cash and cash equivalents	$4	$39	$5	$48
Accounts receivable and other	21	304	11	336
Equity accounted investments	9	(8)	—	1
Investment properties	1,238	—	—	1,238
Property, plant and equipment	128	348	30	506
Intangible assets	—	112	—	112
Goodwill	—	222	18	240
Other long-term assets	—	—	199	199
Deferred income tax assets	—	4	—	4
Assets classified as held for sale	$1,400	$1,021	$263	$2,684
Liabilities
Accounts payable and other	$51	$342	$41	$434
Non-recourse borrowings of managed entities	770	131	153	1,054
Deferred income tax liabilities	—	1	—	1
Liabilities associated with assets classified as held for sale	$821	$474	$194	$1,489
As at June 30, 2023, assets held for sale include:
•six office assets in Ireland, four malls in the U.S., four office assets in the U.S., one hospitality asset in the U.S, and one multifamily asset in Brazil in the Real Estate segment;
•North American retail gas station assets within our road fuels operations and a majority of assets within the automotive aftermarket parts remanufacturing operations within the Private Equity segment; and
•a 95 MW portfolio of wind assets and a 26MW solar asset in Uruguay within the Renewable Power and Transition segment.